Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade and Other Payables

	2019	2018
Non-current
Payable from acquisition of property, plant and equipment	3,394	—
Other payables	205	211
	3,599	211
Current
Trade payables	90,594	94,483
Advances from customers	2,980	3,813
Taxes payable	9,086	6,457
Payables from acquisition of property, plant and equipment	3,596	—
Other payables	631	1,473
	106,887	106,226
Total trade and other payables	110,486	106,437